Consolidated Statement Of Financial Position - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 3,923	$ 1,740
Receivables		2,390	1,517
Inventories		684	616
Other financial assets		185	209
Assets held for sale			826
Tax receivable		288	118
Other assets		93	92
Total current assets		7,563	5,118
Non-current assets
Receivables		876	839
Inventories		213	120
Other financial assets		118	120
Exploration and evaluation assets		721	668
Property, plant and equipment		42,636	40,791
Deferred tax assets		2,393	1,717
Lease assets		1,291	1,230
Investments accounted for using the equity method		249	249
Intangible assets	[1]	4,826	4,183
Other assets	[1]	378	326
Total non-current assets		53,701	50,243
Total assets		61,264	55,361
Current liabilities
Payables		2,185	1,724
Interest-bearing liabilities		990	0
Other financial liabilities		139	67
Liabilities directly associated with assets held for sale			94
Provisions		1,322	1,506
Tax payable		308	1,108
Lease liabilities		189	298
Other liabilities		724	185
Total current liabilities		5,857	4,982
Non-current liabilities
Interest-bearing liabilities		9,007	4,883
Deferred tax liabilities		1,497	1,627
Other financial liabilities		379	42
Provisions		6,225	6,451
Tax payable		28	40
Lease liabilities		1,434	1,317
Other liabilities		684	849
Total non-current liabilities		19,254	15,209
Total liabilities		25,111	20,191
Net assets		36,153	35,170
Equity
Issued and fully paid shares		29,001	29,001
Shares reserved for employee share plans		(58)	(49)
Other reserves		4,108	5,261
Retained earnings		2,348	186
Equity attributable to equity holders of the parent		35,399	34,399
Non-controlling interest		754	771
Total equity		$ 36,153	$ 35,170

[1]	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis (refer to Note B.6).